Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Changes in Liability for Representation and Warrant Obligations, Compensatory Fees for Foreclosures that may Ultimately Exceed Investor Timelines and Related Indemnification Obligations
The following table presents the changes in our liability for representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations for the following years ended December 31:

	2014	2013
Beginning balance	$192,716	$38,140
Provision for representation and warranty obligations	(1,947)	18,154
New production reserves	1,605	1,325
Obligations assumed in connection with MSR and servicing business acquisitions	—	190,658
Charge-offs and other (1)	(59,456)	(55,561)
Ending balance	$132,918	$192,716

(1)	Includes principal and interest losses realized in connection with repurchased loans, make-whole, indemnification and fee payments and settlements net of recoveries, if any.

Schedule of Indemnification Obligations
The following table presents the changes in our liability for representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations for the nine months ended September 30:

	2015	2014
Beginning balance	$132,918	$192,716
Provision for representation and warranty obligations	1,695	5,076
New production reserves	664	820
Charge-offs and other (1)	(48,404)	(54,776)
Ending balance	$86,873	$143,836

(1)	Includes principal and interest losses realized in connection with repurchased loans, make-whole, indemnification and fee payments and settlements net of recoveries, if any.